Consolidated balance sheets (Parenthetical) - € / shares	Sep. 30, 2024	Dec. 31, 2023
Consolidated balance sheets
Nominal value per share	€ 1.00	€ 1.00
Shares authorized	362,370,124	362,370,124
Shares issued	293,413,449	293,413,449
Shares outstanding	293,413,449	293,413,449